LONG-TERM PAYABLE	12 Months Ended
Dec. 31, 2011
LONG-TERM PAYABLE
LONG-TERM PAYABLE

11.                              LONG-TERM PAYABLE

In 2008, the Group signed an agreement with a third party that allows the Group to offer the third party’s anti-virus software during a three-and-a-half-year period.  The Group entered this agreement primarily to attract users to its platforms.  The useful life was originally estimated according to the contract terms, and subsequently changed to zero in the fourth quarter of 2009 when the Group launched its own free anti-virus software and did not expect such software to attract more users to its platforms on a going forward basis. Therefore, during the fourth quarter of 2009, the remaining carrying amount of other assets related to the contract was fully amortized. The total fee of $3,811 is to be paid in installments. By the end of 2011, $3,168 had been settled and the remaining of $460 will be paid in 2012.

	December 31,
	2010	2011

Current portion	$1,525	$460
Noncurrent portion	450	—
Total	$1,975	$460